Stock for Redemptions Based on Number of Years Stock Held (Detail)	12 Months Ended
Dec. 31, 2019
Less than 1
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Redemption price	0.00%
1 or more but less than 3
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Redemption price	90.00%
3 or more but less than 4
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Redemption price	95.00%
4 or more
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Redemption price	100.00%